DEBT (Tables)	12 Months Ended
Jun. 26, 2013
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consists of the following (in thousands):

	2013	2012
3.88% notes	$299,707	$0
2.60% notes	249,829	0
Term loan	212,500	237,500
5.75% notes	0	289,709
Revolving credit facility	0	40,000
Capital lease obligations (see Note 9)	45,681	48,015
	807,717	615,224
Less current installments	(27,596)	(27,334)
	$780,121	$587,890

Long-Term Debt Maturities Excluding Capital Lease Obligations
Excluding capital lease obligations (see Note 9) and interest, our long-term debt maturities for the five years following June 26, 2013 are as follows (in thousands):

Fiscal Year	Long-Term Debt
2014	$25,000
2015	25,000
2016	25,000
2017	137,500
2018	249,829
Thereafter	299,707
$762,036